Summary of investments other than investments in related parties	12 Months Ended
Dec. 31, 2025
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Summary of investments other than investments in related parties
Schedule I - Summary of investments other than investments in related parties
As at December 31, 2025

Amounts in EUR million	Cost	Fair value	Book value

Shares:

Fair value through profit or loss	233	263	263

Fair value through other comprehensive income	6	10	10

Bonds:

Fair value through other comprehensive income:

US government	6,193	5,061	5,061

Dutch government	2	2	2

Other government	1,020	948	948

Mortgage backed	3,031	2,976	2,976

Asset backed	5,627	5,545	5,545

Corporate	34,985	32,878	32,878

Money market investments	2,309	2,308	2,308

Other	35	28	28

	53,201	49,747	49,747

Fair value through profit or loss	2,382	2,438	2,438

Amortized cost	36	36	36

Other investments:

Fair value through profit or loss	6,698	6,589	6,589

Deposits with financial institutions:

Amortized cost	11	11	11

Loans:

Amortized cost	9,672	8,902	9,672

Fair value through profit or loss	82	82	82

Real estate:

Investments in real estate	42	42	42

Total	72,364	68,120	68,890